FAIR VALUE MEASUREMENTS (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Investments held in Trust Account			$ 117,320,973	$ 29,029,416
Transfer of assets and liabilities between level 1 and level 2	$ 0	$ 0	0	0
Transfer of assets into level 3	0	0	0	0
Transfer of assets out of level 3	0	0	0	0
Transfer of liabilities into level 3	0	0	0	0
Transfer of liabilities out of level 3	$ 0	$ 0	0	0
U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Investments held in Trust Account			117,320,973	117,320,973
Money market mutual fund
FAIR VALUE MEASUREMENTS
Investments held in Trust Account			29,029,416	29,029,416
Level 1 | Recurring | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant liabilities			4,600,000	345,000
Level 1 | Money market mutual fund | Recurring
FAIR VALUE MEASUREMENTS
Investments held in Trust Account			117,320,973	29,029,416
Level 3 | Recurring | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrant liabilities			$ 251,668	$ 17,558